Inventories - Schedule of Inventories (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Computer accessories [Member] USD ($)	Dec. 31, 2013 Computer accessories [Member] CNY	Dec. 31, 2012 Computer accessories [Member] CNY	Dec. 31, 2013 Food products and related consumables [Member] USD ($)	Dec. 31, 2013 Food products and related consumables [Member] CNY	Dec. 31, 2012 Food products and related consumables [Member] CNY
Inventory [Line Items]
Inventories	$ 649	3,931	3,527	$ 47	288	1,332	$ 602	3,643	2,195